TAXATION (Details) (CNY)	12 Months Ended																							120 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Chengdu Ctrip	Dec. 31, 2011 Chengdu Ctrip International	Dec. 31, 2011 Western region of China	Dec. 31, 2012 Hong Kong Profits Tax	Dec. 31, 2012 Taiwan Enterprise Income Tax	Dec. 31, 2010 Taiwan Enterprise Income Tax	Dec. 31, 2009 Taiwan Enterprise Income Tax	Dec. 31, 2012 PRC Corporate Income Tax	Dec. 31, 2012 PRC Corporate Income Tax Ctrip Computer Technology	Dec. 31, 2012 PRC Corporate Income Tax Ctrip Travel Information	Dec. 31, 2012 PRC Corporate Income Tax Ctrip Travel Network	Dec. 31, 2012 PRC Corporate Income Tax Software Hotel Information	Dec. 31, 2012 PRC Corporate Income Tax Shenzhen Ctrip	Dec. 31, 2011 PRC Corporate Income Tax Shenzhen Ctrip	Dec. 31, 2010 PRC Corporate Income Tax Shenzhen Ctrip	Dec. 31, 2009 PRC Corporate Income Tax Shenzhen Ctrip	Dec. 31, 2008 PRC Corporate Income Tax Shenzhen Ctrip	Dec. 31, 2012 PRC Corporate Income Tax Shenzhen	Dec. 31, 2007 PRC Corporate Income Tax Shenzhen	Dec. 31, 2011 PRC Corporate Income Tax Western region of China	Dec. 31, 2010 PRC Corporate Income Tax Western region of China	Dec. 31, 2012 PRC Corporate Income Tax High new tech enterprises	Dec. 31, 2011 PRC Corporate Income Tax High new tech enterprises item	Dec. 31, 2010 PRC Corporate Income Tax High new tech enterprises
Taxation
Applicable tax rate (as a percent)	25.00%	25.00%	25.00%	15.00%	15.00%	25.00%	16.50%	17.00%	17.00%	25.00%	25.00%	15.00%	15.00%	15.00%	15.00%	25.00%	24.00%	22.00%	20.00%	18.00%	25.00%	15.00%	15.00%	15.00%	15.00%
Qualification effective period expired																											3 years
Number of entities that reapplied for High New Tech Enterprises qualification and got approval																										4
Reduction rate upon statutory income tax rate (as a percent)																							5.00%
Withholding tax							5.00%
Deferred tax liability provided on the outside basis difference from undistributed earnings	0